INCOME TAXES (Details 2) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Deferred tax assets	$ 6,079,120	$ 4,932,375	$ 4,824,535
Less Valuation allowance	(6,079,120)	(4,932,375)	(4,824,535)
Net deferred tax assets
North America [Member]
Deferred tax assets	5,846,486	4,762,769	4,718,827
Outside North America [Member]
Deferred tax assets	$ 232,634	$ 169,606	$ 105,708